LEASES (Details) - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Oct. 30, 2021	Oct. 30, 2020
LEASES
Less operating lease short term	$ 10,372
2022	14,214
Total lease payments	14,214
Less present value discount	3,842
Operating lease liability, long term	$ 0	$ 0	$ 0	$ 19,903